Condensed Consolidating Financial Information (Schedule Of Condensed Consolidating Balance Sheet) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Current assets
Cash and cash equivalents	$ 175.6	$ 308.0	$ 152.0	$ 297.4	$ 297.4	$ 91.3	$ 150.7
Trade receivables, net of allowance of $3.4 and $3.7 as of June 30, 2015 and June 30, 2014, respectively	73.9	88.0			57.2
Due from related parties	0.5	0.6			0.9
Prepaid expenses	33.8	37.3			24.9
Deferred income taxes, net		129.5			161.0
Other assets	5.8	3.9			2.4
Total current assets	419.4	567.3			543.8
Property and equipment, net	3,626.1	3,299.2			2,822.4
Intangible assets, net	933.0	948.3			710.3
Goodwill	1,222.2	1,224.4			866.7	688.8
Other assets	72.4	54.8			37.7
Total assets	6,273.1	6,094.0	4,988.8		4,980.9	4,152.1
Current liabilities
Current portion of long-term debt	16.5	16.5			20.5
Accounts payable	66.2	40.0			26.7
Accrued liabilities	182.2	182.4			172.3
Accrued interest	40.2	57.2			57.1
Capital lease obligations, current	5.4	4.4			2.4
Due to related parties	1.3	1.3
Deferred revenue, current	97.8	86.6			75.4
Total current liabilities	409.6	388.4			354.4
Long-term debt, non-current	3,649.8	3,652.2			3,130.3
Capital lease obligation, non-current	30.5	28.3			25.7
Deferred revenue, non-current	727.4	612.7			501.5
Stock-based compensation liability		1.9			392.4
Deferred income taxes, net	186.6	189.7			153.0
Other long-term liabilities	37.6	28.6			22.3
Total liabilities	5,041.5	4,899.9			4,579.6
Member's Equity
Member's interest	1,774.3	1,699.1			728.9
Accumulated other comprehensive (loss)/income	(19.6)	(7.9)			14.4
Accumulated deficit	(523.1)	(497.1)			(342.0)
Total member's equity	1,231.6	1,194.1			401.3
Total liabilities and member's equity	6,273.1	6,094.0			4,980.9
Eliminations [Member]
Current assets
Due from related parties		(1.4)
Total current assets		(1.4)
Related party receivable	(356.7)	(304.8)			(267.8)
Investment in subsidiary	(1,091.5)	(1,050.8)			(332.1)
Total assets	(1,448.2)	(1,357.0)			(599.9)
Current liabilities
Due to related parties		(1.4)
Total current liabilities		(1.4)
Long-term debt, non-current	(356.7)
Related party debt, long-term		(304.8)			(267.8)
Total liabilities	(356.7)	(306.2)			(267.8)
Member's Equity
Member's interest	(1,100.5)	(1,060.3)			(332.1)
Accumulated deficit	9.0	9.5
Total member's equity	(1,091.5)	(1,050.8)			(332.1)
Total liabilities and member's equity	(1,448.2)	(1,357.0)			(599.9)
Zayo Group, LLC [Member]
Current assets
Cash and cash equivalents	137.2	274.3	129.6	260.8	256.0	83.6	$ 150.7
Trade receivables, net of allowance of $3.4 and $3.7 as of June 30, 2015 and June 30, 2014, respectively	36.1	54.7			33.6
Due from related parties	(4.1)	(1.3)			0.3
Prepaid expenses	21.8	25.8			18.7
Deferred income taxes, net		128.5			156.0
Other assets	2.7	3.6			1.9
Total current assets	322.6	485.6			466.5
Property and equipment, net	2,820.7	2,622.9			2,389.3
Intangible assets, net	581.0	605.8			563.7
Goodwill	762.5	762.2			683.5
Other assets	52.1	36.2			23.4
Related party receivable	356.7	304.8			267.8
Investment in subsidiary	1,091.5	1,050.8			332.1
Total assets	5,987.1	5,868.3			4,726.3
Current liabilities
Current portion of long-term debt	16.5	16.5			20.5
Accounts payable	45.9	26.6			20.4
Accrued liabilities	122.7	125.6			125.0
Accrued interest	40.2	57.2			57.1
Capital lease obligations, current	2.4	2.0			1.5
Due to related parties	(0.3)	1.7			(0.7)
Deferred revenue, current	76.6	73.2			56.7
Total current liabilities	304.0	302.8			280.5
Long-term debt, non-current	3,649.8	3,652.2			3,130.3
Capital lease obligation, non-current	23.3	5.6			5.6
Deferred revenue, non-current	627.0	559.4			459.5
Stock-based compensation liability					343.8
Deferred income taxes, net	138.1	139.2			93.0
Other long-term liabilities	13.3				12.3
Total liabilities	4,755.5	4,674.2			4,325.0
Member's Equity
Member's interest	1,793.6	1,730.1			782.2
Accumulated deficit	(562.0)	(536.0)			(380.9)
Total member's equity	1,231.6	1,194.1			401.3
Total liabilities and member's equity	5,987.1	5,868.3			4,726.3
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	3.7	4.7	4.1	1.0	5.8	4.2
Trade receivables, net of allowance of $3.4 and $3.7 as of June 30, 2015 and June 30, 2014, respectively	15.0	4.6			8.2
Due from related parties		0.4
Prepaid expenses	5.2	4.4			0.9
Deferred income taxes, net					3.5
Total current assets	23.9	14.1			18.4
Property and equipment, net	345.1	335.5			109.3
Intangible assets, net	232.3	239.5			51.1
Goodwill	275.9	281.0			38.0
Other assets	9.0	8.3			3.5
Total assets	886.2	878.4			220.3
Current liabilities
Accounts payable	4.8	4.0			4.3
Accrued liabilities	16.2	20.6			21.0
Capital lease obligations, current	1.5	1.6			0.9
Deferred revenue, current	3.0	2.8			1.6
Total current liabilities	25.5	29.0			27.8
Capital lease obligation, non-current		18.6			18.4
Deferred revenue, non-current	4.7	4.6			8.6
Stock-based compensation liability					23.3
Other long-term liabilities	11.8	10.6			9.8
Total liabilities	42.0	62.8			102.6
Member's Equity
Member's interest	805.5	778.1			73.8
Accumulated deficit	38.7	37.5			43.9
Total member's equity	844.2	815.6			117.7
Total liabilities and member's equity	886.2	878.4			220.3
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	34.7	29.0	$ 18.3	$ 35.6	35.6	$ 3.5
Trade receivables, net of allowance of $3.4 and $3.7 as of June 30, 2015 and June 30, 2014, respectively	22.8	28.7			15.4
Due from related parties	4.6	2.9			0.6
Prepaid expenses	6.8	7.1			5.3
Deferred income taxes, net		1.0			1.5
Other assets	3.1	0.3			0.5
Total current assets	72.9	69.0			58.9
Property and equipment, net	460.3	340.8			323.8
Intangible assets, net	119.7	103.0			95.5
Goodwill	183.8	181.2			145.2
Other assets	11.3	10.3			10.8
Total assets	848.0	704.3			634.2
Current liabilities
Accounts payable	15.5	9.4			2.0
Accrued liabilities	43.3	36.2			26.3
Capital lease obligations, current	1.5	0.8
Due to related parties	1.6	1.0			0.7
Deferred revenue, current	18.2	10.6			17.1
Total current liabilities	80.1	58.0			46.1
Long-term debt, non-current	356.7
Related party debt, long-term		304.8			267.8
Capital lease obligation, non-current	7.2	4.1			1.7
Deferred revenue, non-current	95.7	48.7			33.4
Stock-based compensation liability					25.3
Deferred income taxes, net	48.5	50.5			45.3
Other long-term liabilities	12.5	3.0			0.2
Total liabilities	600.7	469.1			419.8
Member's Equity
Member's interest	275.7	251.2			205.0
Accumulated other comprehensive (loss)/income	(19.6)	(7.9)			14.4
Accumulated deficit	(8.8)	(8.1)			(5.0)
Total member's equity	247.3	235.2			214.4
Total liabilities and member's equity	$ 848.0	$ 704.3			$ 634.2